23 Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax
Impairment of intangible assets	£ 1,600
Deferred tax account
Deferred tax asset		1,600	1,700
Uncertain deferred tax asset	9,000
Potential deferred tax asset	£ 13,100	£ 9,000	£ 7,300
Description of deferred tax asset	Deferred tax asset balances disclosed as at 31 December 2020 have been calculated at 19%. The Finance Bill 2021 enacts an increase in the tax rate to 25% from 1 April 2023. The deferred tax assets balance using a rate of 25% would be £17.2m.